Other Income (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		11 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016	Nov. 15, 2012
Other Income	$ 2,950	$ 3,413	$ 6,070	$ 4,899
Navios Holdings
Income from credit default insurance	2,276	2,276	4,527	4,552
Other Income	$ 2,396	$ 2,396	$ 4,765	$ 4,791
Navios Holdings
Supplemental credit default insurance maximum cash payment					$ 20,000